Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	MAGIC SOFTWARE ENTERPRISES LTD
Trading Symbol	MGIC
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	49,093,055
Amendment Flag	false
Entity Central Index Key	0000876779
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-19415
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Yahadut Canada 1 Street,
Entity Address, City or Town	Or Yehuda
Entity Address, Postal Zip Code	6037501
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, NIS 0.1 Par Value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	Yahadut Canada 1 Street
Entity Address, City or Town	Or Yehuda
Entity Address, Postal Zip Code	6037501
Entity Address, Country	IL
Contact Personnel Name	Asaf Berenstin
City Area Code	+972 (3)
Local Phone Number	538 9243
Contact Personnel Email Address	asafb@magicsoftware.com